Financial Instruments - Summary of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value of Recurring Basis (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration	₨ (429)	₨ (3,053)	₨ (4,329)
Fair value measurements at reporting date using [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration	(429)	(3,053)
Fair value measurements at reporting date using [member] | Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	968	772
Fair value of financial liabilities	(233)	(2,534)
Fair value measurements at reporting date using [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration	0	0
Fair value measurements at reporting date using [member] | Level 1 [member] | Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value of financial liabilities	0	0
Fair value measurements at reporting date using [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration	0	0
Fair value measurements at reporting date using [member] | Level 2 [member] | Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	968	772
Fair value of financial liabilities	(233)	(2,534)
Fair value measurements at reporting date using [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration	(429)	(3,053)
Fair value measurements at reporting date using [member] | Level 3 [member] | Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value of financial liabilities	0	0
Fair value measurements at reporting date using [member] | Derivative Assets - Others [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	390	1,101
Fair value of financial liabilities	(329)	(470)
Fair value measurements at reporting date using [member] | Derivative Assets - Others [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value of financial liabilities	0	0
Fair value measurements at reporting date using [member] | Derivative Assets - Others [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	390	1,101
Fair value of financial liabilities	(329)	(470)
Fair value measurements at reporting date using [member] | Derivative Assets - Others [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value of financial liabilities	0	0
Fair value measurements at reporting date using [member] | ShortTerm Mutual Funds [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	71,686	40,262
Fair value measurements at reporting date using [member] | ShortTerm Mutual Funds [Member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	71,686	40,262
Fair value measurements at reporting date using [member] | ShortTerm Mutual Funds [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value measurements at reporting date using [member] | ShortTerm Mutual Funds [Member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value measurements at reporting date using [member] | Fixed Maturity Plan Mutual Funds [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	1,395	1,300
Fair value measurements at reporting date using [member] | Fixed Maturity Plan Mutual Funds [Member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value measurements at reporting date using [member] | Fixed Maturity Plan Mutual Funds [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	1,395	1,300
Fair value measurements at reporting date using [member] | Fixed Maturity Plan Mutual Funds [Member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value measurements at reporting date using [member] | Equity Instruments [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	20,234	19,420
Fair value measurements at reporting date using [member] | Equity Instruments [Member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	108	99
Fair value measurements at reporting date using [member] | Equity Instruments [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value measurements at reporting date using [member] | Equity Instruments [Member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	20,126	19,321
Fair value measurements at reporting date using [member] | Non-convertible debentures, government securities, commercial papers, certificate of deposit and bonds
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	201,477	245,195
Fair value measurements at reporting date using [member] | Non-convertible debentures, government securities, commercial papers, certificate of deposit and bonds | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	1,282	1,256
Fair value measurements at reporting date using [member] | Non-convertible debentures, government securities, commercial papers, certificate of deposit and bonds | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	200,195	243,939
Fair value measurements at reporting date using [member] | Non-convertible debentures, government securities, commercial papers, certificate of deposit and bonds | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value measurements at reporting date using [member] | Liability on written put options to non-controlling interests [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial liabilities	(4,303)	0
Fair value measurements at reporting date using [member] | Liability on written put options to non-controlling interests [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial liabilities	0	0
Fair value measurements at reporting date using [member] | Liability on written put options to non-controlling interests [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial liabilities	0	0
Fair value measurements at reporting date using [member] | Liability on written put options to non-controlling interests [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial liabilities	₨ (4,303)	₨ 0